Results Of Operations For Oil And Gas Producing Activities	12 Months Ended
Dec. 31, 2011
Results Of Operations For Oil And Gas Producing Activities
24.	RESULTS OF OPERATIONS FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)

Results of operations are equal to revenues, less (a) production costs, (b) impairment expenses, (c) exploration expenses, (d) DD&A expenses, and (e) income tax expense (benefit):

	2011	2010	2009
Consolidated Entities (in thousands):
Revenues
Oil and Natural Gas Sales	$111,879	$67,224	$48,534
Expenses
Production and Lease Operating Expense	33,116	24,656	22,157
Impairment Expense	14,631	8,863	1,625
Exploration Expense	2,507	2,578	2,080
Depletion, Depreciation, Amortization and Accretion	28,361	21,806	25,205

Total Costs	78,615	57,903	51,067
Pre-tax Operating Income (Loss)	33,264	9,321	(2,533)
Income Tax Expense (Benefit) (a)	10,445	3,850	(1,008)

Results of Operations for Oil and Gas Producing Activities (b)	$22,819	$5,471	$(1,525)

Share of Equity Method Investments (in thousands):
Expenses
Depletion, Depreciation, Amortization and Accretion	$1,568	$181	$0

Total Costs	1,568	181	0
Pre-tax Operating Loss	(1,568)	(181)	0
Income Tax Benefit (a)	(519)	(75)	0

Results of Operation for Oil and Gas Producing Activities	$(1,049)	$(106)	$0

Total Consolidated and Equity Method Investees Results of Operations for Oil and Gas Producing Activities	$21,770	$5,365	$(1,525)

(a)	Computed using the effective tax rate for each period: 31.4% in 2011; 41.3% in 2010 and; 39.8% in 2009.